STOCKHOLDERS' EQUITY (DEFICIT) AND MEZZANINE EQUITY (Tables)	3 Months Ended	12 Months Ended
	Feb. 28, 2026	Nov. 30, 2025
STOCKHOLDERS' EQUITY AND MEZZANINE EQUITY
Schedule of amount of common stock subject to possible redemption

Redeemable common stock, November 30, 2024	$—
Gross proceeds	300,000
Less: share issuance costs	(170)
Plus: adjust carrying value to redemption value	170
Redeemable common stock, November 30, 2025	300,000
Less: transfer to permanent equity	(300,000)
Redeemable common stock, February 28, 2026	$—

Common stock subject to possible redemption, November 30, 2024	$—
Gross proceeds	300,000
Less: share issuance costs	(170)
Plus: adjust carrying value to redemption value	170
Common stock subject to possible redemption, November 30, 2025	$300,000